Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues	$ 212,426	$ 199,299
Cost of services	(174,311)	(158,270)
Gross profit	38,115	41,029
Selling, general and administrative expenses	(18,146)	(18,627)
Amortization	(4,008)	(3,887)
Operating income	15,961	18,515
Interest expense, net	(3,163)	(4,510)
Gain/(loss) on Private Warrant Liability		580
Other income / (expense), net	283	(111)
Income before income tax	13,081	14,474
Income tax expense	(1,609)	(2,527)
Net income	11,472	11,947
Net income / (loss) attributable to non-controlling interests
Net income attributable to shareholders	$ 11,472	$ 11,947
Weighted average shares outstanding:
Basic	90,448,158	87,231,232
Diluted	91,933,258	87,231,232
Net earnings per share (Note 16):
Basic	$ 0.13	$ 0.14
Diluted	$ 0.12	$ 0.13